Debt - Additional Information (Detail) - Jun. 30, 2015 - Long-term Debt, Type [Domain] - USD ($) $ in Thousands	Total
Debt Instrument [Line Items]
Debt Issuance Cost	$ 15,018
Ten-Year Medium Term Notes [Member]
Debt Instrument [Line Items]
Long-term debt issued	$ 500,000
Interest rate	3.30%
Twenty-Year Medium Term Notes [Member]
Debt Instrument [Line Items]
Long-term debt issued	$ 500,000
Interest rate	4.20%
Thirty-Year Medium Term Notes [Member]
Debt Instrument [Line Items]
Long-term debt issued	$ 500,000
Interest rate	4.45%